Concentrations (Movement of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of allowance for doubtful accounts [abstract]
Balance at beginning of the year	$ 4,416,706	$ 2,437,179	$ 4,015,145
Acquisition of Ku6	0	0	101,484
Provisions	0	3,637,147	1,976,053
Reversed	(2,255,301)	(177,321)	(501,485)
Written off	0	0	(53,563)
Transferred out due to disposal of WVAS and recorded music businesses	0	0	(3,100,455)
Transferred out due to disposal of Yisheng	0	(1,480,299)	0
Translation difference	11,567	0	0
Balance at the end of the year	$ 2,172,972	$ 4,416,706	$ 2,437,179